Summary of Principal Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 26, 2023 $ / shares	Apr. 30, 2019	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 29, 2023	Oct. 25, 2023 $ / shares	Dec. 31, 2022 $ / shares
Significant Accounting Policies [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005						$ 0.00005		$ 0.0005	$ 0.00005
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
Noncontrolling Interest, Increase from Business Combination			¥ 68,018,000		¥ 966,000	¥ 1,012,000
Number of Investment Funds Deconsolidated			2
Consolidated assets			¥ 12,685,378,000		11,798,135,000		$ 1,786,698
Cash and cash equivalents			¥ 5,192,127,000		¥ 4,403,915,000	3,404,603,000	731,296
Account receivable balance due			1 year	1 year	1 year
Deferred revenue recognized			¥ 54,200,000		¥ 54,800,000	67,800,000
Revenue, Practical Expedient, Financing Component [true false]			true	true
Government subsidies			¥ 126,955,000	$ 17,881	129,521,000	115,939,000
Foreign currency exchange rate, translation								7.0999
Operating lease right-of-use assets			139,019,000		168,192,000		19,580
Gain (Loss) on Sale of Loans and Leases			0
Decrease in Noah's equity by acquiring equity interests from non-controlling interests for cash considerations						178,800,000
Total revenues			3,317,821,000	467,306	¥ 3,128,877,000	¥ 4,326,600,000
Mainland China
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)		3.00%
VAT rate two (as a percent)		6.00%
VAT rate three (as a percent)		9.00%
VAT rate four (as a percent)		13.00%
Primary VAT rate applicable to VIEs		6.00%
Investments Member | Product Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk percentage					11.10%	11.40%
Consolidated Fund
Significant Accounting Policies [Line Items]
Cash and cash equivalents			9,728,000		¥ 11,455,000
Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies [Line Items]
Increase in Consolidated Assets from Acquisition of Partial Investment			68,600,000
Increase in Consolidated Liabilities from Acquisition of Partial Investment			600,000
Noncontrolling Interest, Increase from Business Combination			68,000,000.0
Consolidated assets			3,577,543,000		3,587,320,000		503,887
Cash and cash equivalents			1,420,089,000		1,566,729,000		200,015
Operating lease right-of-use assets			10,195,000		13,598,000		$ 1,436
Total revenues			997,204,000	140,453	1,289,672,000	¥ 1,514,458,000
Operating cost and expenses			740,138,000	$ 104,246	¥ 586,993,000	¥ 867,215,000
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Significant Accounting Policies [Line Items]
Consolidated assets			¥ 0
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Percentage of net revenue			30.10%	30.10%	41.40%	35.10%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Percentage of net income			21.20%	21.20%	66.40%	47.20%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Percentage of total assets			28.20%	28.20%	30.40%
Variable Interest Entity, Primary Beneficiary [Member] | Investments Member
Significant Accounting Policies [Line Items]
Assets, deconsolidation			¥ 23,400,000
Non-controlling interests, deconsolidation			23,400,000
Intragroup transactions
Significant Accounting Policies [Line Items]
Total revenues			19,591,000		¥ 64,419,000	¥ 38,399,000
Operating cost and expenses			¥ 359,075,000		¥ 264,376,000	¥ 186,962,000
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence			20.00%	20.00%
Maximum | Variable Interest Entity, Primary Beneficiary [Member] | Product Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%